Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings	$ 669,126	$ 754,885	[1]
Adjustments for Depreciation and depletion	233,539	256,685
Gain on disposal of mineral stream interest	(155,868)	0
Impairment (reversal of impairment) of mineral stream interests	(8,611)	(156,717)	[1]
Interest expense	91	352
Equity settled stock based compensation	5,846	5,262
Performance share units	(4,196)	(2,925)
Pension expense	1,033	1,014
Income tax expense (recovery)	509	(269)
Loss (gain) on fair value adjustment of share purchase warrants held	1,033	2,101
Fair value (gain) loss on convertible note receivable	1,380	(5,733)
Investment income recognized in net earnings	(6,774)	(462)
Other	(1,313)	(510)
Change in non-cash working capital	1,573	(8,072)
Cash generated from operations before income taxes and interest	737,368	845,611
Income taxes recovered (paid)	(171)	(279)
Interest paid	(93)	(429)
Interest received	6,320	242
Cash generated from operating activities	743,424	845,145
Financing activities
Bank debt repaid	0	(195,000)
Credit facility extension fees	(1,357)	(1,727)
Share purchase options exercised	10,368	7,953
Lease payments	(800)	(780)
Dividends paid	(237,097)	(218,052)
Cash (used for) generated from financing activities	(228,886)	(407,606)
Investing activities
Mineral stream interests	(151,929)	(520,891)
Early deposit mineral stream interests	(1,500)	(1,500)
Mineral royalty interest	0	(3,571)
Net proceeds on disposal of mineral stream interests	131,763	0
Acquisition of long-term investments	(22,768)	(7,453)
Proceeds on disposal of long-term investments	0	129,753
Dividends received	453	221
Other	(316)	(775)
Cash (used for) generated from investing activities	(44,297)	(404,216)
Effect of exchange rate changes on cash and cash equivalents	(197)	39
Increase in cash and cash equivalents	470,044	33,362
Cash and cash equivalents, beginning of year	226,045	192,683
Cash and cash equivalents, end of year	$ 696,089	$ 226,045

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.